Unaudited Interim Condensed Consolidated Statements of Cash Flows - 6K - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (11,859)	$ (2,056)	$ (8,956)	$ 80,348	$ 10,907
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,196	158	1,865	3	982
Amortization of deferred dry-docking costs	240	0	38	0	232
Amortization of deferred finance charges	120	20	72	0	1,090
Amortization of convertible promissory note beneficial conversion feature	376	89	334	0	0
Stock based compensation	79	0	178	0	15
Changes in operating assets and liabilities:
Accounts receivable trade, net	(297)	(472)	(1,287)	1,188	1,025
Inventories	525	(677)	(2,980)	61	(1,005)
Other current assets	(231)	(11)	(353)	661	1,113
Deferred charges	41	0	(1,232)	0	(1,041)
Other non-current assets	(5)	0	0	0	141
Trade accounts and other payables	(2,767)	788	5,715	(1,884)	(658)
Due to related parties	0	(105)	(105)	875	2,914
Accrued liabilities	(127)	360	1,990	(10,380)	7,147
Deferred revenue	514	0	154	(205)	315
Net cash (used in) / provided by operating activities	(9,195)	(1,906)	(4,737)	(14,858)	1,030
Cash flows from investing activities:
Acquisition of vessels	0	(17,127)	(201,684)	0	0
Net cash (used in) / provided by investing activities	0	(17,127)	(201,684)	105,895	993
Cash flows from financing activities:
Net proceeds from issuance of common stock	0	4,800	13,820	3,204	0
Proceeds from long term debt	0	8,750	179,047	0	0
Proceeds from convertible promissory notes	9,400	4,000	15,765	0	0
Payments of financing costs	0	(144)	(930)	0	0
Repayments of long term debt	(450)	(200)	(600)	(94,443)	(5,246)
Net cash provided by / (used in) financing activities	8,950	17,206	206,852	(91,239)	(3,246)
Net increase / (decrease) in cash and cash equivalents	(245)	(1,827)	431	(202)	(1,223)
Cash and cash equivalents at beginning of period	3,304	2,873	2,873	3,075	4,298
Cash and cash equivalents at end of period	3,059	1,046	3,304	2,873	3,075
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	$ 3,749	$ 125	$ 855	$ 10,557	$ 0